The Company and Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 955,970	$ 24,657	$ 4,032,168	$ 35,404	$ 40,355	$ 708,244
Product
Disaggregation of Revenue [Line Items]
Revenue	917,238	6,634	3,882,039	12,881	17,832	701,092
Service
Disaggregation of Revenue [Line Items]
Revenue	$ 38,732	$ 18,023	$ 150,129	$ 22,523	$ 22,523	$ 7,152